PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2018	$1,775,063	$1,984,867	$2,474,372	$6,234,302
Additions	63,305	314,469	635,030	1,012,804
Impairment reversal (Note 23)	172,484	—	173,337	345,821
Disposals	(937)	(19,434)	—	(20,371)
Amortization	(152,160)	(300,027)	(116,704)	(568,891)
Transfers between categories	150,796	1,207,920	(1,358,716)	—
As at December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665
Additions	204,239	285,083	498,624	987,946
Disposals	—	(15,248)	—	(15,248)
Amortization	(180,007)	(348,993)	(121,945)	(650,945)
Transfers between categories	126,630	117,062	(243,692)	—
As at December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418

As at December 31, 2019
Cost	$3,348,912	$6,182,372	$2,540,534	$12,071,818
Accumulated amortization and impairments	(1,340,361)	(2,994,577)	(733,215)	(5,068,153)
Carrying value - December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665

As at December 31, 2020
Cost	$3,680,992	$6,528,830	$2,798,411	$13,008,233
Accumulated amortization and impairments	(1,521,579)	(3,303,131)	(858,105)	(5,682,815)
Carrying value - December 31, 2020	$2,159,413	$3,225,699	$1,940,306	$7,325,418

Schedule of geographical information of property, plant and mine development

	As at	As at
	December 31,	December 31,
	2020	2019
Canada	$5,166,239	$5,000,544
Finland	1,428,331	1,205,935
Sweden	13,812	13,812

Mexico	714,576	780,877
United States	2,460	2,497
Total property, plant and mine development	$7,325,418	$7,003,665